Net Other Operating Expense (Income) (Details) $ in Millions, $ in Millions		12 Months Ended
	Jul. 20, 2018 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)
Analysis of income and expenses [Line Items]
Alberta Off-Coal Agreement	$ (40)	$ (40)	$ (40)	$ (40)
Alberta off-coal agreement, annual cash payments, net		37
Other operating income (expense)		8	(11)	(49)
Onerous contract provisions		14	29	$ 0
Onerous contracts provision			$ 29
Sundance Unit 5
Analysis of income and expenses [Line Items]
Net deferred tax assets		$ 10			$ 8